Basis of Preparation and Significant Accounting Policies (Details) - Schedule of new currently effective requirements	12 Months Ended
Dec. 31, 2020
New standards or amendments [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of new currently effective requirements [Line Items]
Effective date	Jan. 01, 2020
New standards or amendments	Amendments to References to Conceptual Framework in IFRS Standards
New standards or amendments One [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of new currently effective requirements [Line Items]
Effective date	Jan. 01, 2020
New standards or amendments	Definition of Material (Amendments to IAS 1 and IAS 8)
New standards or amendments Two [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of new currently effective requirements [Line Items]
Effective date	Jan. 01, 2020
New standards or amendments	Definition of a Business (Amendments to IFRS 3)
New standards or amendments Three [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of new currently effective requirements [Line Items]
Effective date	Jan. 01, 2020
New standards or amendments	Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)
New standards or amendments Four [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of new currently effective requirements [Line Items]
Effective date	Jun. 01, 2020
New standards or amendments	COVID-19-Related Rent Concessions (Amendment to IFRS 16)